Schedule of Deferred Tax Asset And Liability (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
MSE:
Net operating loss carryforward	$ 281,951	$ 281,951
Total deferred tax assets	281,951	281,951
Less: valuation allowance	(281,951)	(281,951)
Deferred tax assets, net
MSHK:
Property and equipment	(61,692)	(68,449)
Finance lease right-of-use assets, net	(12,996)	(16,982)
Operating lease right-of-use assets, net	(6,746)
Operating lease liabilities	6,746
Net operating loss carryforward	1,261,843	409,297
Less: valuation allowance	(1,261,843)	(409,297)
Total deferred tax liabilities	(74,688)	(85,431)
Deferred tax assets - provision for allowance of credit losses	351,384	164,857
Deferred tax assets, net	276,696	79,426
Deferred tax assets, net	$ 276,696	$ 79,426